Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Thacker Pass[1]	Equipment and machinery	Right of Use assets	Other	Total
	$	$	$	$	$
Cost
As at December 31, 2021	-	1,475	2,720	462	4,657
Additions	-	1,265	658	239	2,162
As at December 31, 2022	-	2,740	3,378	701	6,819
Transfers from E&E (Note 10)	9,091	-	-	-	9,091
Additions	193,728	210	549	134	194,621
Disposals	-	-	(275)	(90)	(365)
As at December 31, 2023	202,819	2,950	3,652	745	210,166

	Thacker Pass[1]	Equipment and machinery	Right of Use assets	Other	Total
	$	$	$	$	$
Accumulated depreciation
As at December 31, 2021	-	900	305	158	1,363
Depreciation for the year	-	744	719	57	1,520
As at December 31, 2022	-	1,644	1,024	215	2,883
Depreciation for the year	-	587	807	85	1,479
Disposals	-	-	(188)	(90)	(278)
As at December 31, 2023	-	2,231	1,643	210	4,084

	Thacker Pass[1]	Equipment and machinery	Right of Use assets	Other	Total
	$	$	$	$	$
Net book value
As at December 31, 2021	-	575	2,415	304	3,294
As at December 31, 2022	-	1,096	2,354	486	3,936
As at December 31, 2023	202,819	719	2,009	535	206,082
1.
The “Thacker Pass” category also includes right of use assets with a cost of $2,160 as at December 31, 2023.